Property and Equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, net
Note 5—Property and Equipment, net
Property and equipment consists of the following:

	December 31 2019	December 31 2020
	USD thousands	USD thousands
Computer and software	341	350
Office furniture and equipment	191	307
Leasehold improvements	280	344

	812	1,001
Less—accumulated depreciation	(326)	(376)

Property and equipment, net	486	625

Depreciation expenses were $138 thousand and $147 thousand for the years ended December 31, 2019 and 2020, respectively.